Summary of Ranges of Inputs in Fair Value of the Private Placement Warrant Liability (Details) - Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2026	Dec. 31, 2025
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Contractual term (years)		2 years 6 months
Measurement Input, Share Price [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants and rights outstanding, measurement input	30.20	194.00
Measurement Input, Share Price [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Contractual term (years)		4 years 9 months 7 days
Measurement Input, Expected Term [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Contractual term (years)	2 years
Measurement Input, Expected Term [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Contractual term (years)	4 years 7 months 13 days
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants and rights outstanding, measurement input	4.10	3.5
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants and rights outstanding, measurement input	4.14	3.7
Measurement Input, Price Volatility [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants and rights outstanding, measurement input		125
Measurement Input, Price Volatility [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants and rights outstanding, measurement input	127.1
Measurement Input, Price Volatility [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants and rights outstanding, measurement input	134.4
Measurement Input, Exercise Price [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants and rights outstanding, measurement input	33.00
Measurement Input, Exercise Price [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants and rights outstanding, measurement input		500.00
Measurement Input, Exercise Price [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants and rights outstanding, measurement input		872.00
Measurement Input, Expected Dividend Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrants and rights outstanding, measurement input	0.00	0.00